Structured entities (Tables)	12 Months Ended
Dec. 31, 2019
Structured entities [abstract]
Covered Bond Programme
Covered bond programme
	Fair value pledged mortgage loans
	2019	2018
Dutch Covered Bond Companies	24,297	24,336
	24,297	24,336